Average Annual Total Returns - R6 Shares - JPMorgan California Tax Free Bond Fund	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS LB CALIFORNIA 1-17 YEAR MUNI INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS LB CALIFORNIA 1-17 YEAR MUNI INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS LB CALIFORNIA 1-17 YEAR MUNI INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	4.21%	2.84%	3.68%	4.21%	2.83%	3.63%	3.26%	2.74%	3.49%	4.62%	3.23%	4.04%